Leases - Schedule of Operating Leases (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Operating lease cost	$ 312		$ 623
Variable lease cost
Operating lease expense	312		623
Short-term lease rent expense
Total rent expense	$ 312		$ 623
FaceBank Group, Inc Pre-Merger [Member]
Operating lease cost		$ 98		$ 259
Variable lease cost		73		56
Operating lease expense		171		315
Short-term lease rent expense
Total rent expense		$ 171		$ 315